Significant Accounting Policies (Details)		3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares
Offering Costs
Offering costs	$ 22,555,869		$ 306,544
Underwriters' discounts			22,000,000
Deferred underwriting compensation	14,000,000	$ 14,000,000	14,000,000	$ 14,000,000
Outstanding Expenses				224,395
Income Taxes
Unrecognized tax benefits	0	0	0	0
Income tax expense		944,494	944,494	944,494
Net Income (Loss) Per Share
Interest Income Earned On Trust Account Net Of Applicable Administration Fee Franchise Taxes Working Capital				5,111,208
Interest Income Earned On Trust Account Net Of Applicable To Franchise Taxes			153,971
Cash, FDIC Insured Amount	$ 250,000	$ 250,000	$ 250,000	$ 250,000
Common Stock, Shares Authorized | shares	5,250,000	5,250,000	5,250,000	5,250,000
Net loss			$ 2,309,409
Minimum Net Tangible Assets	$ 5,000,001	$ 5,000,001	$ 5,000,001	$ 5,000,001
Class A ordinary shares
Net Income (Loss) Per Share
Common Stock, Shares Authorized | shares	380,000,000	380,000,000	380,000,000	380,000,000
Common shares, shares outstanding | shares	40,000,000	40,000,000	40,000,000	40,000,000
Class B ordinary shares
Net Income (Loss) Per Share
Common Stock, Shares Authorized | shares	20,000,000	20,000,000	20,000,000	20,000,000
Net loss				$ 1,453,333
Common shares, shares outstanding | shares	10,000,000	10,000,000	10,000,000	10,000,000
Public Offering
Offering Costs
Legal and accounting fees				$ 555,869
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			13,333,333
Private Placement
Net Income (Loss) Per Share
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares			6,333,334
Maximum
Net Income (Loss) Per Share
Cash, FDIC Insured Amount	$ 250,000	$ 250,000	$ 250,000	$ 250,000